ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Principal Estimated Useful Lives Used for Computing Depreciation	The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Principal Estimated Useful Lives for Intangible Assets	The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 20 years